GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 98	$ 94	$ 197	$ 182
Management fees	24	34	48	72
Transaction costs	4	20	7	42
Other	69	71	139	146
Total general and administrative expense	$ 195	$ 219	$ 391	$ 442